Contingencies, Commitments and Guarantees (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments - Leases
The Company, as lessee, has entered into various lease and sublease agreements for office space, information technology, aircrafts, automobiles, and other equipment. Future minimum gross rental payments relating to these lease arrangements are as follows:

Amount
(In millions)
2017	$289
2018	256
2019	219
2020	211
2021	189
Thereafter	996
Total	$2,160

Asbestos Related Claims
Loss Contingencies [Line Items]
Schedule of Loss Contingencies by Contingency
The approximate total number of asbestos personal injury claims pending against MLIC as of the dates indicated, the approximate number of new claims during the years ended on those dates and the approximate total settlement payments made to resolve asbestos personal injury claims at or during those years are set forth in the following table:

	December 31,
	2016	2015	2014
	(In millions, except number of claims)
Asbestos personal injury claims at year end	67,223	67,787	68,460
Number of new claims during the year	4,146	3,856	4,636
Settlement payments during the year (1)	$50.2	$56.1	$46.0
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(1)	Settlement payments represent payments made by MLIC during the year in connection with settlements made in that year and in prior years. Amounts do not include MLIC’s attorneys’ fees and expenses.

Insurance-related Assessments
Loss Contingencies [Line Items]
Schedule of Loss Contingencies by Contingency
Assets and liabilities held for insolvency assessments were as follows:

	December 31,
	2016	2015
	(In millions)
Other Assets:
Premium tax offset for future discounted and undiscounted assessments	$30	$31
Premium tax offsets currently available for paid assessments	33	50
Total	$63	$81
Other Liabilities:
Insolvency assessments	$47	$47